Summary of Significant Accounting Policies - Segments and geographical information (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($) segment	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)
Revenue based upon the customers country of origin
Number of operating segments | segment	1		1
Total revenue	$ 2,275	$ 980	$ 5,430	$ 7,268
United States
Revenue based upon the customers country of origin
Total revenue	$ 1,962	916	$ 4,361	5,813
Percentage of assets	100.00%		100.00%
International
Revenue based upon the customers country of origin
Total revenue	$ 313	$ 64	$ 1,069	$ 1,455